Convertible Promissory Notes	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 7 – Convertible Promissory Notes

During July and August 2015, Aytu closed on note purchase agreements with institutional and high net worth individual investors for the purchase and sale of convertible promissory notes (“Notes”) with an aggregate principal amount of $5.2 million. The sale of the Notes was pursuant to a private placement. Debt issuance costs totaled $401,000, which include the $103,000 fair value of the placement agent warrants.

The Notes were an unsecured obligation. Aytu did not have the right to prepay the Notes prior to the maturity date. Interest accrued on the Notes in the following amounts: (i)  8% simple interest per annum for the first six months and (ii)  12% simple interest per annum thereafter if not converted during the first nine months. Interest accrued, was payable with the principal upon maturity, conversion or acceleration of the Notes and could have been paid in kind or in cash, in Aytu’s sole discretion.

Placement agents for the offering sold the institutional portion of the offering of the Notes. Aytu sold the balance of the Notes to individuals and entities with whom Aytu had an established relationship. For Notes sold by the placement agent, Aytu paid the placement agent 8% of the gross proceeds of Notes sold by the placement agents and was obligated to issue warrants for an amount of shares equal to 8% of the gross number of shares of the Company stock issuable upon conversion of the Notes issued to investors introduced to the Company by the private placement agents in the private placement, in addition to a previously paid non-refundable retainer fee of $20,000. The placement agent warrants have a term of five years from the date of issuance of the related notes in July and August 2015, an exercise price equal to the conversion price per share at which the Notes are converted into common stock. Change in fair value is recorded in earnings. Fair value at the grant date was recorded as a debt discount and amortized over the term of the debt.

The warrants were recorded at fair value as long-term liabilities on the Balance Sheet and upon conversion were moved to equity classification.

Upon Aytu’s adoption of ASU 2015-3, the issuance costs associated with the Notes were recorded as a long–term liability and were presented in the Balance Sheet as a direct reduction of the carrying amount of the Notes on their inception date.

Pursuant to the terms of the convertible promissory note agreements, if Aytu sold equity securities at any time while the Notes were outstanding in a financing transaction that was not a Qualified Financing (a public offering of Aytu stock resulting in gross proceeds of at least $5.0 million (excluding indebtedness converted in such financing) prior to the maturity date of the Notes), the holders of the convertible promissory notes had the option, but not the obligation, to convert the outstanding principal and accrued interest as of the closing of such financings into a number of shares of Aytu capital stock in an amount equal to 120% of the number of such shares calculated by dividing the outstanding principal and accrued interest by the lesser of (a) the lowest cash price per share paid by purchasers of shares in such financing, or (b) $4.63. As a result of Aytu’s sale of common stock on January 20, 2016, the Company was obligated to provide notice to the above-referenced noteholders of such stock sales. In accordance with the convertible note terms, noteholders had the option to convert their entire balance (inclusive of accrued but unpaid interest) into a number of shares of Aytu common stock equal to 120% of the number of shares calculated by dividing such note balance by $7.80, which was the per share purchase price paid in the equity financing described above. On February 10, 2015, the date of the conversion, an aggregate of $4,125,000 of principal and $143,000 of accrued interest on the Notes converted into an aggregate of 656,591 shares of Aytu’s common stock under the original terms of the agreement.

In May 2016, Aytu completed a registered public offering which was considered a Qualified Financing and all outstanding Notes were automatically converted on the same terms as in the offering. At the insistence of the underwriters of the offering, all outstanding noteholders had signed lockup agreements which granted them an extra 10% on the conversion, increasing it to 130% of shares calculated by dividing such Note balance by $4.80, which was the per share purchase price in the registered offering. On May 6, 2016, the date of conversion, an aggregate of $1,050,000 of principal and $78,000 of accrued interest on the Notes converted into an aggregate of 305,559 shares of Aytu’s common stock and 305,559 warrants.

In connection with the conversion of the Aytu notes, Aytu was obligated to issue to the placement agents for the convertible note offering warrants for an amount of shares equal to 8% of the number of shares of Aytu’s common stock for the Notes sold by the placement agents issued upon conversion of the notes. As a result of the optional note conversion, on February 10, 2016, Aytu issued warrants to the placement agents to purchase an aggregate of 22,254 shares of common stock at an exercise price of $7.80 per share. As a result of the second Note conversion, on May 6, 2016, Aytu issued warrants to the placement agents to purchase an aggregate of 22,564 shares of common stock at an exercise price of $4.80 per share. These warrants are exercisable for five years from the date of issuance of the related Notes in July and August 2015. The warrants have a cashless exercise feature.

Also in connection with the conversion of the Notes, Aytu recorded a beneficial conversion feature of $4.9 million which was recorded as a debt discount; this amount represents that carrying amount of the Notes at the date of conversion. The beneficial conversion feature was expensed upon conversion of the Notes to interest expense.

Note 8 – Convertible Promissory Notes

Convertible Promissory Notes

During July and August 2015, Aytu closed on note purchase agreements with institutional and high net worth individual investors for the purchase and sale of convertible promissory notes (“Notes”) with an aggregate principal amount of $5.2 million. The sale of the Notes was pursuant to a private placement. Debt issuance costs totaled $401,000, which include the $103,000 fair value of the placement agent warrants.

The Notes were an unsecured obligation. Aytu did not have the right to prepay the Notes prior to the maturity date. Interest accrued on the Notes in the following amounts: (i)  8% simple interest per annum for the first six months and (ii)  12% simple interest per annum thereafter if not converted during the first nine months. Interest accrued, was payable with the principal upon maturity, conversion or acceleration of the Notes and could have been paid in kind or in cash, in Aytu’s sole discretion.

Placement agents for the offerings sold the institutional portion of the offering of the Notes. Aytu sold the balance of the Notes to individuals and entities with whom Aytu has an established relationship. For Notes sold by the placement agent, Aytu paid the placement agent 8% of the gross proceeds of Notes sold by the placement agents and is obligated to issue warrants for an amount of shares to be equal to 8% of the gross number of shares of the Company stock issuable upon conversion of the Notes issued to investors introduced to the Company by the private placement agents in the private placement, in addition to a previously paid non-refundable retainer fee of $20,000. The placement agent warrants had a term of five years from the date of issuance of the related notes in July and August 2015, an exercise price equal to the conversion price per share at which the Notes are converted into common stock. Change in fair value is recorded in earnings. Fair value at the grant date was recorded as a debt discount and amortized over the term of the debt.

The warrants were recorded at fair value as long-term liabilities on the Balance Sheet (see Note 5).

Upon Aytu’s adoption of ASU 2015-3, the issuance costs associated with the Notes were recorded as a long–term liability and were presented in the Balance Sheet as a direct reduction of the carrying amount of the Notes on their inception date.

Pursuant to the terms of the convertible promissory note agreements, if Aytu sold equity securities at any time while the notes were outstanding in a financing transaction that was not a Qualified Financing (a public offering of Aytu stock resulting in gross proceeds of at least $5.0 million (excluding indebtedness converted in such financing) prior to the maturity date of the Notes), the holders of the convertible promissory notes had the option, but not the obligation, to convert the outstanding principal and accrued interest as of the closing of such financings into a number of shares of Aytu capital stock in an amount equal to 120% of the number of such shares calculated by dividing the outstanding principal and accrued interest by the lesser of (a) the lowest cash price per share paid by purchasers of shares in such financing, or (b) $4.63. As a result of Aytu’s sale of common stock on January 20, 2016, the Company was obligated to provide notice to the above-referenced noteholders of such stock sales. In accordance with the convertible note terms, for a period of ten business days (which was extended to 15 business days by the Company, or February 10, 2016) following receipt of the notice, noteholders had the option to convert their entire balance (inclusive of accrued but unpaid interest) into a number of shares of Aytu common stock equal to 120% of the number of shares calculated by dividing such note balance by $7.80, which was the per share purchase price paid in the equity financing described above. On February 10, 2015, the date of the conversion, an aggregate of $4,125,000 of principal and $143,000 of accrued interest on the notes converted into an aggregate of 656,591 shares of Aytu’s common stock under the original terms of the agreement.

In May 2016, Aytu completed a registered public offering which was considered a Qualified Financing and all outstanding notes were forced to convert into the same arrangement that was given in the offering. At the insistence of the underwriters of the offering, all outstanding noteholders had signed lockup agreements which granted them an extra 10% on the conversion increasing it to 130% of shares calculated by dividing such note balance by $4.80, which was the per share purchase price in the registered offering. On May 6, 2016, the date of conversion, an aggregate of $1,050,000 of principal and $78,000 of accrued interest on the notes converted into an aggregate of 305,559 shares of Aytu’s common stock and 305,559 warrants according to the terms of the agreement.

In connection with the conversion of the Aytu notes, Aytu was obligated to issue to the placement agents for the convertible note offering warrants for an amount of shares equal to 8% of the number of shares of Aytu’s common stock for the notes sold by the placement agents issued upon conversion of the notes. As a result of the optional note conversion, on February 10, 2016, Aytu issued warrants to the placement agents to purchase an aggregate of 22,254 shares of our common stock at an exercise price of $7.80 per share. As a result of the second note conversion, on May 6, 2016, Aytu issued warrants to the placement agents to purchase an aggregate of 22,564 shares of our common stock at an exercise price of $4.80 per share. These warrants are exercisable for five years from the date of issuance of the related notes in July and August 2015. The warrants have a cashless exercise feature.

Also in connection with the conversion of the notes, Aytu recorded a beneficial conversion feature of $4.9 million which was recorded as a debt discount; this amount represents that carrying amount of the notes at the date of conversion. The beneficial conversion feature was expensed upon conversion of the notes to interest expense.